SUBSEQUENT EVENTS - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified					0 Months Ended			1 Months Ended																2 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 03, 2012 Issuance of Debt [Member]	Mar. 08, 2012 Issuance of Debt [Member]	Mar. 04, 2011 Issuance of Debt [Member]	Feb. 29, 2012 Incentive Plan [Member] performance_unit	May 31, 2012 Stock Compensation Plan [Member]	Feb. 29, 2012 Stock Compensation Plan [Member]	Jan. 31, 2012 Stock Compensation Plan [Member]	Feb. 29, 2012 First [Member]	Feb. 29, 2012 Second [Member] Incentive Plan [Member]	Feb. 29, 2012 Third [Member] Incentive Plan [Member]	Feb. 29, 2012 Fourth [Member] Incentive Plan [Member]	Feb. 29, 2012 Fifth [Member] Incentive Plan [Member]	Feb. 29, 2012 Sixth [Member] Incentive Plan [Member]	Feb. 29, 2012 Seventh [Member] Incentive Plan [Member]	Feb. 29, 2012 Eighth [Member] Incentive Plan [Member]	Feb. 29, 2012 Ninth [Member] Incentive Plan [Member]	Feb. 29, 2012 Tenth [Member] Incentive Plan [Member]	Feb. 29, 2012 Eleventh [Member] Incentive Plan [Member]	Feb. 29, 2012 Twelfth [Member] Incentive Plan [Member]	Feb. 29, 2012 Restricted Stock [Member] Stock Compensation Plan [Member]	Jan. 31, 2012 Restricted Stock [Member] Stock Compensation Plan [Member]
Subsequent Event [Line Items]
Performance Units Awards Percentile Ranking In Peer Group												100.00%	91.00%	82.00%	73.00%	64.00%	55.00%	45.00%	36.00%	27.00%	18.00%	9.00%	0.00%
Performance Units Awards Performance Units Earned As Percentage Of Target												200.00%	180.00%	160.00%	140.00%	120.00%	100.00%	75.00%	50.00%	25.00%	0.00%	0.00%	0.00%
Debt Instrument, Face Amount						$ 200.0	$ 475.0
Debt Instrument, Interest Rate, Stated Percentage						6.75%	6.75%
Proceeds from Issuance of Senior Long-term Debt					201.3
Deferred Finance Costs, Gross						4.5
Number Of Performance Units								100,000
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures										300,000	500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																								3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 13.87	$ 13.52	$ 12.90	$ 12.21																				$ 15.09	$ 14.92
Common Stock, Shares, Issued	150,733,022	141,656,426							200,000
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost									$ 1.6